Related Party Transactions - Additional Information (Details) - CNY (¥)		6 Months Ended
	May 27, 2022	Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares surrendered and cancelled	60,540
Shares surrendered and cancelled, consideration value	¥ 0
Ordinary Shares
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares surrendered and cancelled		60,540